Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net Income (Loss)(5)
2024	$1,089,725	$1,067,109	$285,935	$282,166	$21.52	$(17,320,000)
2023	$1,431,301	$1,458,539	$369,860	$375,160	$47.83	$(28,962,000)
2022	$1,352,028	$1,235,379	$332,113	$288,864	$33.70	$(19,445,000)

Named Executive Officers, Footnote [Text Block]
(1)

The principal executive officer (“PEO”) and the non-PEO NEOs for each year are as follows:

2024 and 2023: Thomas K. Equels, PEO; Robert Dickey and Peter Rodino, NEOs.

2022: Thomas K. Equels, PEO. Ellen Lintal was our PFO until April 3, 2022, and her compensation for 2022 (including her consulting fees) has been included in the “Summary Compensation Table” and “Compensation Actually Paid.” Robert Dickey became our PFO to replace Ellen Lintal on April 4, 2022, and his compensation from that date through year-end has been included in the “Summary Compensation Table” and “Compensation Actually Paid.” Peter Rodino served as the other NEO for the entire year.

PEO Total Compensation Amount	[1]	$ 1,089,725	$ 1,431,301	$ 1,352,028
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 1,067,109	1,458,539	1,235,379
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO	Less: Summary Compensation Table Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Equals: Compensation Actually Paid to PEO
2024	$1,089,725	$(200,000)	$177,384	$1,067,109
2023	$1,431,301	$(128,112)	$155,350	$1,458,539
2022	$1,352,028	$(111,556)	$(5,093)	$1,235,379

(a)	Represents the aggregate grant-date fair value of equity awards as reported in the “Option Awards” columns in the “Summary Compensation Table” for the applicable year.

(b)	The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Vesting Date Fair Value of Equity Awards Granted in the Covered Year that Vested in the Covered Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year End to Vesting Date)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Vest in the Covered Year	Value of Dividend Equivalents Accrued or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$—	$—	$200,000	$(22,616)	$—	$—	$177,384
2023	$108,555	$—	$9,869	$36,926	$—	$—	$155,350
2022	$79,433	$—	$7,221	$(91,747)	$—	$—	$(5,093)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 285,935	369,860	332,113
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 282,166	375,160	288,864
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in the “Average Compensation Actually Paid to Non-PEO NEOs” column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs (excluding the PEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO) or each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less: Summary Compensation Table Average Reported Value of Equity Awards	Plus: Average Equity Award Adjustments(x)	Equals: Average Compensation Actually Paid to Non-PEO NEOs
2024	$285,935	$(25,000)	$21,231	$282,166
2023	$369,860	$(21,352)	$26,652	$375,160
2022	$332,113	$(33,802)	$(9,447)	$288,864

(x)	The amounts deducted or added in calculating the total average equity award adjustments are as follows (figures in columns other than “Total Average Equity Award Adjustments” are rounded to the nearest dollar):

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years		Vesting Date Fair Value of Equity Awards Granted in the Covered Year that Vested in the Covered Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year End to Vesting Date)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Vest in the Covered Year	Average Value of Dividend Equivalents Accrued or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$—		$—	$25,000	$(3,769)	$—	$—	$21,231
2023	$18,092		$—	$1,645	$6,915	$—	$—	$26,652
2022	$10,430	$		$8,826	$(28,703)	$—	$—	$(9,447)

(3)	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(4)	The values disclosed in this TSR column represent the re-measurement period value at December 31, 2024, 2023, and 2022 with an investment of $100 in the Company’s shares.

(5)	Represents the amount of net income (loss) reflected in the Company’s audited GAAP financial statements for each applicable fiscal year. The Company’s net comprehensive loss for the years ended December 31, 2024, 2023, and 2022 was approximately $17,320,000, $28,962,000, $19,445,000, respectively.

One objective of the “Pay Versus Performance Table” is to illustrate how performance-based features in our executive compensation program operate to index pay to performance. As further explained below, we believe that the table reflects an alignment of compensation actually paid with the decline in the Company’s performance.

Compensation Actually Paid versus Company Total Shareholder Return

Compensation Actually Paid versus Company Total Shareholder Return

As outlined in the table, increases in the compensation actually paid values for our PEO and non-PEO NEOs from 2022 to 2024 are directionally aligned with the changes in our total shareholder return over this same period. The decrease in compensation from 2022 to 2024 is primarily a result of the PEO and an NEO not receiving a bonus in 2024 when compared to the previous two years of 2023 and 2022. In 2024, the PEO and non-PEO NEOs agreed to voluntarily forego the cash bonuses for 2024 for which they are entitled to pursuant to their employment agreements to conserve cash for the Company, which primarily resulted in a reduction in their compensation actually paid. Additionally, the PEO and non-PEO NEO did not receive stock awards for 2024. These reductions were offset by the change in type of salary that they received. The PEO and non-PEO NEO reduced their cash compensation within their salary in 2024 for an annual period and receiving common stock the for the total amount of the reduction, which was valued equal to 100% of the closing price of our common stock on the trading date immediately preceding the date of issuance of the shares in accordance with the compensation arrangements. As a portion of their annual salary for the 2024-2025 period was received in common stock in 2024. Due to this net change the compensation actually paid decrease and was aligned with the total shareholder return decreased. Our compensation programs are structured based on short-term and long-term compensation for the NEOs. As we have been primarily focused on conserving cash in the short-term, these compensation arrangements to reduce cash compensation met our short-term needs. Long-term compensation is provided by non-qualified yearly stock options within yearly vesting. The ultimate value of these equity awards, and the resulting impact on compensation actually paid, aligns with our total shareholder return performance. In 2024, the PEO and non-PEO NEOs were not awarded their yearly stock options. While the overall total shareholder return performance has declined, compensation actually paid decreased as a result of the structuring of the compensation arrangements.

Compensation Actually Paid versus Company Net Income

Compensation Actually Paid versus Company Net Income

As outlined in the table, decreases in the compensation values for our PEO and non-PEO NEOs occured from 2022 through 2024, while the net losses decreased for same period. The decrease in compensation actually paid from 2022 to 2024 is primarily the result of the structuring of the compensation arrangements for the PEO and non-PEO NEOs. In 2024, the PEO and non-PEO NEOs agreed to voluntarily forego the cash bonuses for 2024 for which they are entitled to pursuant to their employment agreements to conserve cash for the Company. As such, there was a reduction in their compensation actually paid, which would not align with the decrease in the net loss. As we have been primarily focused on the clinical and regulatory development of Ampligen and, accordingly, we have not historically used net income (loss) as a performance measurement in our executive compensation. As a pre-commercial stage company, our performance is attributable to the successful execution of our regulatory, clinical, research and commercial goals. Therefore, while the Board monitors our net income (loss), we do not currently believe there is a meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.

Total Shareholder Return Amount	[4]	$ 21.52	47.83	33.70
Net Income (Loss) Attributable to Parent	[5]	$ (17,320,000)	$ (28,962,000)	$ (19,445,000)
PEO Name		Thomas K. Equels	Thomas K. Equels	Thomas K. Equels
Equity Awards Value In Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (200,000)	$ (128,112)	$ (111,556)
Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	177,384	155,350	(5,093)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			108,555	79,433
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Vesting Date Fair Value Of Equity Awards Granted In The Covered Year That Vested In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		200,000	9,869	7,221
Vesting Date Fair Value Of Equity Awards Granted In The Covered Year That Vested In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		25,000	1,645	8,826
Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year From Prior Year End To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(22,616)	36,926	(91,747)
Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year From Prior Year End To Vesting Date [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,769)	6,915	(28,703)
Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Vest In The Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Vest In The Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Value Of Dividend Equivalents Accrued Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Less Summary Compensation Table Average Reported Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(25,000)	(21,352)	(33,802)
Average Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	21,231	26,652	(9,447)
Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			18,092	10,430
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Average Value of Dividend Equivalents Accrued or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The principal executive officer (“PEO”) and the non-PEO NEOs for each year are as follows:

2024 and 2023: Thomas K. Equels, PEO; Robert Dickey and Peter Rodino, NEOs.

2022: Thomas K. Equels, PEO. Ellen Lintal was our PFO until April 3, 2022, and her compensation for 2022 (including her consulting fees) has been included in the “Summary Compensation Table” and “Compensation Actually Paid.” Robert Dickey became our PFO to replace Ellen Lintal on April 4, 2022, and his compensation from that date through year-end has been included in the “Summary Compensation Table” and “Compensation Actually Paid.” Peter Rodino served as the other NEO for the entire year.
[2]	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
[3]	The dollar amounts reported in the “Compensation Actually Paid to PEO” column represent the amount of “compensation actually paid” to the PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid to the PEO:
[4]	The values disclosed in this TSR column represent the re-measurement period value at December 31, 224, 2023, and 2022 with an investment of $100 in the Company’s shares.
[5]	Represents the amount of net income (loss) reflected in the Company’s audited GAAP financial statements for each applicable fiscal year. The Company’s net comprehensive loss for the years ended December 31, 2024, 2023, and 2022 was approximately $17,320,000, $28,962,000, $19,445,000, respectively.
[6]	Represents the aggregate grant-date fair value of equity awards as reported in the “Option Awards” columns in the “Summary Compensation Table” for the applicable year.
[7]	The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[8]	The amounts deducted or added in calculating the total average equity award adjustments are as follows (figures in columns other than “Total Average Equity Award Adjustments” are rounded to the nearest dollar):